Loans, Net (Details) - Schedule of the Effective Date, management by assistance of third-party $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of the Effective Date Management by Assistance of Third Party [Abstract]
Derivative warrant liability (see Note 8)	$ 78
Straight loan	822
Total gross consideration	$ 900